Income Taxes - Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before income taxes	$ (23,047)	$ (32,990)	$ (101,454)	$ (54,738)
Tax expense at statutory rate			(21,305)	(11,495)
Increases (reductions) in taxes resulting from:
Loss attributable to redeemable noncontrolling interest			(1,478)	(225)
Change in fair value of warrant liabilities			0	70
Change in fair value of derivative liability			0	(955)
Change in preferred dividend			943	0
Change in prepaid expenses			(529)	0
Change in valuation allowance			(613)	952
Unrecognized benefit from LLC flow thru structure			21,269	11,667
State income taxes, net of federal income tax benefit			41	0
Other adjustments, net			1,713	(14)
Income tax expense (benefit)	$ 0	$ 0	$ 41	$ 0
Tax Rate
Tax expense at statutory rate	21.00%		21.00%	21.00%
Increases (reductions) in taxes resulting from:
Loss attributable to redeemable noncontrolling interest			1.50%	0.40%
Change in fair value of warrant liabilities			0.00%	(0.10%)
Change in fair value of derivative liability			0.00%	1.70%
Change in preferred dividend			0.00%	0.00%
Change in prepaid expenses			0.00%	0.00%
Change in valuation allowance			0.60%	(1.70%)
Unrecognized benefit from LLC flow thru structure			(21.00%)	(21.30%)
State income taxes, net of federal income tax benefit			0.00%	0.00%
Other adjustments, net			(1.70%)	0.00%
Income tax expense	0.00%		0.40%	0.00%